UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period March 31, 2016 to June 30, 2016
Date of Report (Date of earliest event reported): July 29, 2016

The Bancorp Bank
Name of Securitizer

Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001505494
Paul Frenkiel, Chief Financial Officer, (312) 385-5000
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator				Assets That Were Subject of Demand				Assets That Were Repurchased or Replaced				Assets Pending Repurchase or Replacement (within cure period)				Demand in Dispute				Demand Withdrawn				Demand Rejected
			#	$		% of principal balance	#	$		% of principal balance	#	$		% of principal balance	#	$		% of principal balance	#	$		% of principal balance	#	$		% of principal balance	#	$		% of principal balance
Asset Class: Commercial Mortgage Pass-Through Certificates
COMM 2014-UBS4 Mortgage Trust (CIK#1612126)	X	The Bancorp Bank	22		$118,560,225	100.0%	1		$3,157,595.23	2.7%	0.00		0.00	0.00	0.00		0.00	0.00	0.00		0.00	0.00	1		$3,157,595.23	2.7%	0.00		0.00	0.00
Total			22		$118,560,225	100.0%	1		$3,157,595.23	2.7%	0.00		0.00	0.00	0.00		0.00	0.00	0.00		0.00	0.00	1		$3,157,595.23	2.7%	0.00		0.00	0.00

Explanatory Note: This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and is available to us without unreasonable effort or expense. We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable Information"), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records ("Demand Entities"), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities. The information in this Form ABS-15G has not been verified by any third party.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

The Bancorp Bank (Securitizer)

By:	/s/ Paul Frenkiel
Name:	Paul Frenkiel
Title:	Chief Financial Officer
Date: July 29, 2016